UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549- FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-5498

Name of Registrant:	Putnam Master Intermediate Income Trust

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	James P. Pappas, Vice President
Putnam Master Intermediate Income Trust
One Post Office Square
Boston, Massachusetts 02109

CC:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	9/30/10

Date of reporting period:	07/01/2010 - 06/30/2011

Registrant :	Putnam Master Intermediate Income Trust
Fund Name :	Putnam Master Intermediate Income Trust
Date of fiscal year end:	09/30/2010

Nortek Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	NTKS	CUSIP 656559309	05/10/2011		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Jeffrey Bloomberg	Mgmt	For	For	For
	1.2	Elect Joseph Cianciolo	Mgmt	For	For	For
	1.3	Elect James Hirshorn	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Frequency of Advisory Vote on Executive Compensation	Mgmt	3 Years	1 Year	Against
	4	Ratification of Auditor	Mgmt	For	For	For

Nortek Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	NTKS	CUSIP 656559309	11/09/2010		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect John Coleman	Mgmt	For	For	For
	1.2	Elect Thomas Keenan	Mgmt	For	For	For
	1.3	Elect J. David Smith	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	2009 Omnibus Incentive Plan	Mgmt	For	For	For

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Master Intermediate Income Trust

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Date:	August 8, 2011